Derivative Instruments and Hedges (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Schedule of Information About Volume and Fair Value Amounts of Derivative Instruments

The following table presents information about the volume and fair value amounts of our derivative instruments:

	September 30, 2012		December 31, 2011
(Dollars in thousands)	MMBtu’s	Fair Value Assets/ (Liabilities)	MMBtu’s	Fair Value Assets/ (Liabilities)
Derivative contracts designated as hedging instruments
Fixed price energy swaps
Notional amount	—		2,988,107
Accrued liabilities		$—		$(3,803)
Other liabilities		—		(877)
Derivative contracts not designated as hedging instruments
Fixed price energy swaps
Notional amount	5,341,872		4,891,187
Prepaid expenses and other assets		$177		$—
Intangibles and other assets, net		202		—
Accrued liabilities		(4,669)		(6,244)
Other liabilities		(185)		(1,419)

The following table presents information about the volume and fair value amounts of our derivative instruments:

	December 31, 2011			December 31, 2010
	Notional Amount	Fair Value Measurements			Fair Value Measurements		Balance Sheet Location
(Dollars in thousands)		Derivative Asset	Derivative Liability	Notional Amount	Derivative Asset	Derivative Liability
Derivative contracts designated as hedging instruments
Fixed price energy swaps — MMBtu’s	2,988,107	$—	$(4,680)	5,748,733	$142	$(2,505)	Other assets/ Accrued liabilities
Derivative contracts not designated as hedging instruments
Fixed price energy swaps — MMBtu’s	4,891,187	$—	$(7,663)	—	$—	$—	Accrued liabilities

Schedule of Information About Effect of Derivative Instruments on Accumulated Other Comprehensive Income and Consolidated Statements of Operations

The following tables present information about the effect of our derivative instruments on Accumulated other comprehensive income and the consolidated statements of operations:

	Loss Recognized in Accumulated OCI		Loss Reclassified from Accumulated OCI			Location of Loss on Statements of Operations
	December 31,		Year Ended December 31,
(Dollars in thousands)	2011	2010	2011	2010	2009
Derivative contracts designated as hedging instruments
Fixed price energy swaps(1)	$(4,826)	$(2,476)	$(2,838)	$(8,505)	$(36,723)	(2)
Interest rate swaps, receive-variable, pay-fixed	—	—	—	(281)	(3,511)	(3)

(1)	Net losses at December 31, 2011, are expected to be reclassified from Accumulated other comprehensive income into earnings within the next 23 months.
(2)	Location of loss reclassified from Accumulated OCI to earnings is included in Cost of products sold.
(3)	Location of loss reclassified from Accumulated OCI to earnings is included in Interest expense.

	Loss Recognized on Derivative Contracts			Loss Recognized on Derivative Contracts (Ineffective Portion)			Location of Loss on Statements of Operations
	Year Ended December 31,
(Dollars in thousands)	2011	2010	2009	2011	2010	2009
Derivative contracts designated as hedging instruments
Fixed price energy swaps(1)	$(1,121)	$(921)	$(4,652)	$(68)	$(132)	$(92)	(1)
Derivative contracts not designated as hedging instruments
Fixed price energy swaps	$(8,643)	$—	$—				(1)
Interest rate swaps, receive-variable, pay-fixed	—	—	(1,257)				(2)

(1)	Location of loss recognized in earnings is included in Cost of products sold.
(2)	Location of loss recognized in earnings is included in Interest expense and Other income, net.

Schedule of Information About Effect of Derivative Instruments on Accumulated Other Comprehensive Income and Consolidated Statements of Operations

The following tables present information about the effect of our derivative instruments on Accumulated other comprehensive loss and the consolidated statements of operations:

	Loss Recognized in Accumulated OCI		Loss Reclassified from Accumulated OCI(1)		Gain (Loss) Recognized on Derivatives(1)
	Three Months Ended September 30,
(Dollars in thousands)	2012	2011	2012	2011	2012	2011
Derivative contracts designated as hedging instruments
Fixed price energy swaps	$—	$(4,295)	$—	$(633)	$—	$(890)
Derivative contracts not designated as hedging instruments
Fixed price energy swaps			$(409)	$—	$1,205	$—

	Loss Recognized in Accumulated OCI		Loss Reclassified from Accumulated OCI(1)		Loss Recognized on Derivatives(1)
	Nine Months Ended September 30,
(Dollars in thousands)	2012	2011	2012	2011	2012	2011
Derivative contracts designated as hedging instruments
Fixed price energy swaps	$(1,365)	$(5,632)	$(283)	$(2,488)	$(50)	$(1,348)
Derivative contracts not designated as hedging instruments
Fixed price energy swaps			$(5,281)	$—	$(1,112)	$—

Net losses of $0.6 million at September 30, 2012, are expected to be reclassified from Accumulated OCI into earnings within the next 12 months.

(1)	Loss reclassified from Accumulated OCI to earnings and gain (loss) recognized on derivatives is included in Cost of products sold.